Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Granted in 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 0	$ 0	$ 3.41
Granted in 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	0	2.79	3.14
Granted in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	2.77	2.7	3.06
Granted in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	0	4.27	4.57
Granted in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	5.6	5.64	6
Granted in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	8.6	8.56	8.91
Granted In 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	7.23	7.23	0
Granted in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 5.17	$ 0	$ 0